Debt Level 4 Asset-Based Revolving Credit Facilities (Details) (USD $)	3 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended												0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Dec. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Maximum [Member]	Dec. 31, 2012 Base Rate [Member] Minimum [Member]	Dec. 31, 2012 Base Rate [Member] Maximum [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member]	Dec. 31, 2012 Asset-based revolving credit facility [Member]	Dec. 31, 2011 Asset-based revolving credit facility [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member] London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member] London Interbank Offered Rate (LIBOR) [Member] Maximum [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member] Base Rate [Member] Minimum [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member] Base Rate [Member] Maximum [Member]	Jul. 30, 2013 Subsequent Event [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, maximum borrowing capacity	$ 300,000,000
Treasury Stock, Value, Acquired, Cost Method																			100,000,000
Senior secured asset-based revolving credit facility, variable interest rate								1.75%	2.25%	0.75%	1.25%				1.75%	2.25%	0.75%	1.25%
Senior secured asset-based revolving credit facility, commitment fee rate				0.25%	0.375%	0.375%	0.50%
Senior secured asset-based revolving credit facility, current availability	290,700,000	195,600,000
Aggregate liquidity	523,400,000
Asset-based revolvoing credit facility												0	25,000,000	0
Letters of credit outstanding	9,300,000	10,000,000	11,300,000
Maximum borrowings under Revolving Credit Facility	$ 75,000,000	$ 50,000,000